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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY          August 14, 2012
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          36
Form 13F Information Table Value Total:  $8,224,372
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   -----------------------
   1     28-12332               GSO Capital Partners LP

Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                      FOR THE QUARTER ENDED JUNE 30, 2012


                                                                                                            VOTING AUTHORITY
                                               VALUE     SHRS OR      SH/ PUT/     INV.      OTHER   ------------------------------
NAME OF ISSUER   TITLE OF CLASS    CUSIP      (1000S)    PRN AMT      PRN CALL  DISCRETION  MANAGERS     SOLE        SHARED    NONE
---------------- -------------- ----------- ---------- -----------    --- ---- ------------ -------- ----------- ------------- ----
BANKUNITED,
 INC.                 COM       06652K 10 3 $  323,544  13,721,131    SH           SOLE               13,721,131
BEAZER HOMES
 USA INC              COM       07556Q 10 5 $   12,025   3,699,893    SH       SHARED-OTHER     1                 3,699,893
BIOSCRIP, INC.        COM       09069N 10 8 $    2,350     316,327    SH           SOLE                  316,327
BOOZ ALLEN
 HAMILTON HLDG
 COR                  CL A      099502 10 6 $    3,923     256,750    SH           SOLE                  256,750
BRANDYWINE
 REALTY TRUST    SH BEN INT NEW 105368 203  $   87,751   7,111,112    SH           SOLE                7,111,112
CEMEX, S.A.B.
 de C.V.        NOTE 4.875% 3/1 151290 AV 5 $    6,656   7,500,000    PRN      SHARED-OTHER     1                 7,500,000
CLEAR CHANNEL
 OUTDOOR HLDGS        CL A      18451C 10 9 $    4,056     673,745    SH       SHARED-OTHER     1                   673,745
CROSSTEX ENERGY
 LP                   COM       22765U 10 2 $   16,446   1,002,800    SH       SHARED-OTHER     1                 1,002,800
CUMULUS MEDIA
 INC.                 CL A      231082 10 8 $    9,979   3,315,238(a) SH           SOLE                3,315,238
DISH NETWORK
 CORP                 CL A      25470M 10 9 $       63       2,200(b) SH  Call SHARED-OTHER     1                     2,200
DISH NETWORK
 CORP                 CL A      25470M 10 9 $   17,795     623,300    SH       SHARED-OTHER     1                   623,300
ENERGEN CORP          COM       29265N 10 8 $   12,547     278,010    SH       SHARED-OTHER     1                   278,010
EV ENERGY
 PARTNERS LP       COM UNITS    26926V 10 7    $18,616     368,919    SH       SHARED-OTHER     1                   368,919
FELCOR LODGING
 TR INC               COM       31430F 10 1 $   17,649   3,755,148    SH       SHARED-OTHER     1                 3,755,148
FREESCALE
 SEMICONDUCTOR,
 LTD                  SHS       G3727Q101   $2,010,403 196,136,895(c) SH       SHARED-OTHER                     196,136,895
GENERAL GROWTH
 PPTYS INC NEW        COM       370023 103  $  921,018  50,913,105(d) SH           SOLE               50,913,105
CAESARS ENTMT
 CORP                 COM       127686 10 3 $    2,296     201,418    SH       SHARED-OTHER     1                   201,418
HOVNANIAN
 ENTERPRISES
 INC                  CL A      442487 20 3 $    3,625   1,250,000    SH       SHARED-OTHER     1                 1,250,000
HOWARD HUGHES
 CORP                 COM       44267D 10 7 $   20,202     327,743(e) SH           SOLE                  327,743
ISTAR FINL INC        COM       45031U 10 1 $   20,884   3,237,796    SH       SHARED-OTHER     1                 3,237,796
KEYCORP NEW           COM       493267 10 8 $      774     100,000    SH  Put      SOLE                  100,000
KOSMOS ENERGY
 LTD                  SHS       G5315B 10 7 $1,395,728 126,310,179(f) SH           SOLE              126,310,179
LORAL SPACE &
 COMMUNICATNS I       COM       543881 10 6 $   11,788     175,027    SH       SHARED-OTHER     1                   175,027
MBIA INC              COM       55262C 10 0 $   19,282   1,783,700    SH       SHARED-OTHER     1                 1,783,700
MBIA INC.             COM       55262C 10 0 $      108      10,000    SH  Call SHARED-OTHER     1                    10,000
MGM RESORTS
 INTERNATIONAL  NOTE 4.250% 4/1 55303Q AE 0 $   19,106  18,800,000    PRN      SHARED-OTHER     1                18,800,000
NIELSEN
 HOLDINGS N.V.        COM       N63218 10 6 $1,332,110  50,805,123(g) SH           SOLE               50,805,123
ORBITZ
 WORLDWIDE INC        COM       68557K 10 9 $  200,920  55,046,598(h) SH           SOLE               55,046,598
ROUSE PPTYS
 INC.                 COM       779287 101  $   23,502   1,734,425(i) SH           SOLE                1,734,425
SARATOGA RES
 INC TEX              COM       803521 10 3 $   28,224   4,800,000    SH       SHARED-OTHER     1                 4,800,000
SPDR SERIES
 TRUST           S&P REGL BKG   78464A 69 8 $    7,116     259,900    SH  Put      SOLE                  259,900





                                                                                                            VOTING AUTHORITY
                                               VALUE     SHRS OR      SH/ PUT/     INV.      OTHER   ------------------------------
NAME OF ISSUER   TITLE OF CLASS    CUSIP      (1000S)    PRN AMT      PRN CALL  DISCRETION  MANAGERS     SOLE        SHARED    NONE
---------------- -------------- ----------- ---------- -----------    --- ---- ------------ -------- ----------- ------------- ----
SPDR S&P 500
 ETF TR             TR UNIT     78462F 10 3 $      817       6,000(j) SH  Put  SHARED-OTHER     1                     6,000
SUNSTONE HOTEL
 INVESTORS INC
 NEW                  COM       867892 10 1 $   59,941   5,454,164    SH           SOLE                5,454,164
TEAM HEALTH
 HOLDINGS, INC        COM       87817A 10 7 $  635,532  26,381,562    SH           SOLE               26,381,563
TRW AUTOMOTIVE
 HLDGS CORP           COM       87264S 10 6 $  716,394  19,488,416    SH           SOLE               19,488,416
VANGUARD HEALTH
 SYS INC              COM       922036 20 7 $  261,202  29,381,568    SH           SOLE               29,381,568

(a) These shares are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of certain funds of which Mr. Stephen A. Schwarzman is a controlling person.

(b) Includes two series of DISH NETWORK CORP call options.

(c) Represents shares held by Freescale LP. Certain funds affiliated with The Blackstone Group L.P. hold 3,395,055 Class A limited partnership interests in Freescale LP, representing 48.02% of the total Class A limited partnership interests outstanding. Certain funds affiliated with The Blackstone Group L.P. also hold 250 shares of Freescale Holdings G.P., Ltd., the general partner of Freescale LP, representing 25% of the total shares outstanding.

(d) Includes 2,541,172 of Common Shares owned by Blackstone GGP Principal Transaction Partners L.P., a Co-Investment Entity

(e) Includes 16,359 of Common Shares owned by Blackstone GGP Principal Transaction Partners L.P., a Co-Investment Entity

(f) Includes 2,591,244 shares that are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(g) Represents the proportionate interest in 270,746,445 shares held by Valcon Acquisition Holding (Luxembourg) S.a.r.l. ("Luxco") attributable to ownership interests in Luxco of certain funds affiliated with The Blackstone Group L.P., including 1,834,613 shares that are not under the investment discretion of The Blackstone Group L.P. but instead are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(h) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(i) Includes 86,568 of Common Shares owned by Blackstone GGP Principal Transaction Partners L.P., a Co-Investment Entity

(j) Includes two series of SPDR S&P 500 ETF TR put options.